Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Aggregate emoluments	[1]	£ 8.5	£ 9.0
Directors [member] | Deferred share value plan [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments		£ 0.0	£ 1.0

[1]

The aggregate emoluments include amounts paid for the 2019 year. In addition, deferred share awards for 2019 with a total value at grant of £2 m ( 2018 : £1m) will be made to James E Staley and Tushar Morzaria which will only vest subject to meeting certain conditions.